10-Q Fair value measurements and financial risk management - Schedule of valuation methodologies and inputs (Details) - Monte Carlo simulation - Level 3	Mar. 31, 2026 year	Dec. 31, 2025 year	Dec. 31, 2024 year
Timing of achievement
Fair value measurements and financial risk management
Contingent consideration, measurement input	2	2	2
Probability of achievement
Fair value measurements and financial risk management
Contingent consideration, measurement input	0.990	0.990	0.990